Vanguard New Jersey Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2013

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under “Investment Advisor”:

Portfolio Manager

Mathew M. Kiselak, Principal of Vanguard. He has managed the Fund since 2013.

Prospectus Text Changes

The following text replaces similar text for the New Jersey Long-Term Tax-Exempt Fund under the heading Investment Advisor:

Mathew M. Kiselak, Principal of Vanguard. He has worked in investment management since 1987; has managed investment portfolios since 1990; has been with Vanguard since 2010; and has managed the New Jersey Long-Term Tax-Exempt Fund since 2013. Education: B.S., Pace University.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 14 062013

Vanguard California Intermediate-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2013

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under “Investment Advisor”:

Portfolio Managers

James M. D’Arcy, CFA, Portfolio Manager. He has managed the Fund since 2011 (co-managed since 2013).

Adam M. Ferguson, CFA, Portfolio Manager. He has co-managed the Fund since 2013.

Prospectus Text Changes

The following text replaces similar text for the California Intermediate-Term Tax-Exempt Fund under the heading Investment Advisor:

James M. D’Arcy, CFA, Portfolio Manager. He has worked in investment management since 1996; has managed investment portfolios since 1999; and has managed the California Intermediate-Term and California Long-Term Tax-Exempt Funds since joining Vanguard in 2011 (co-managed the California Intermediate-Term Tax-Exempt Fund since 2013). Education: B.A., University of Colorado.

Adam M. Ferguson, CFA, Portfolio Manager. He has been with Vanguard since 2004; has worked in investment management since 2008; and has co-managed the California Intermediate-Term Tax-Exempt Fund since 2013. Education: B.S., Wilmington University.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 75 062013

Vanguard New York Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2013

Prospectus and Summary Prospectus Text Changes

The following text replaces similar text under “Investment Advisor”:

Portfolio Managers

Mathew M. Kiselak, Principal of Vanguard. He has co-managed the Fund since 2013.

Adam M. Ferguson, CFA, Portfolio Manager. He has co-managed the Fund since 2013.

Prospectus Text Changes

The following text replaces similar text for the New York Long-Term Tax-Exempt Fund under the heading Investment Advisor:

Mathew M. Kiselak, Principal of Vanguard. He has worked in investment management since 1987; has managed investment portfolios since 1990; has been with Vanguard since 2010; and has co-managed the New York Long-Term Tax-Exempt Fund since 2013. Education: B.S., Pace University.

Adam M. Ferguson, CFA, Portfolio Manager. He has been with Vanguard since 2004; has worked in investment management since 2008; and has co-managed the New York Long-Term Tax-Exempt Fund since 2013. Education: B.S., Wilmington University.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 76 062013